Annual Fund Operating Expenses - NEW ALTERNATIVES FUND	Apr. 30, 2021
Class A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.96%
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.21%